Alger AI Enablers & Adopters ETF Investment Strategy - Alger AI Enablers & Adopters ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities and demonstrate promising growth potential. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that it believes will benefit from artificial intelligence (“AI”), demonstrate promising growth potential, and are companies where AI can play a material role in potentially driving stock price performance over the next twelve to thirty-six months. Equity securities include common or preferred stocks listed on U.S. or foreign exchanges. In effecting the Fund’s investment strategy, the Manager initially employs its fundamental, proprietary investment research investment process to identify companies undergoing Positive Dynamic Change. Next, the Manager determines whether it believes such companies benefit from AI by classifying them into two categories: AI Enablers and AI Adopters. AI Enablers include companies developing the building block components for and investing in AI infrastructure such as machinery, hardware, software and services. AI Adopters include companies that integrate AI into their businesses to enhance their products or services or make their operations more productive. These categories may be adjusted from time to time to incorporate future developments as the area of AI evolves. Lastly, the Manager determines whether AI can play a material role in potentially driving stock performance over the next twelve to thirty-six months through its fundamental research process. The Manager makes this determination using mainly qualitative assessments to reach its conclusions due to the Manager’s view that publicly traded companies, even those focused upon AI, are not universally transparent in sharing their exposure to AI. Specifically, the Manager makes assessments based upon its knowledge of each company’s creation, distribution and/or consumption of AI products and services, and to the extent available, upon quantitative factors including but not limited to a company’s revenue derived from, and/or resources devoted to, AI. In assessing what material role AI may play in potentially driving stock performance over the next twelve to thirty-six months, the Manager considers from among the following criteria with respect to AI Enablers, estimates of a company’s future market share in AI-related infrastructure services, product and/or service quality, acceleration of revenue growth and rate of adoption relative to peers, and, with respect to AI Adopters, estimates of the degree of AI integration into a company’s operations, the resulting impact on reducing a company’s costs, the increase in efficiency of the company’s operations, the potential enhancement to a company’s net earnings and revenue growth, improvement of product or service offerings, and the extent to which a company may gain a potential competitive advantage from AI within its industry. The Fund will invest at least 25% of its total assets in companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources including, but not limited to, the information technology, consumer discretionary and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors. The Fund may invest a substantial portion of its assets in a smaller number of issuers. The Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. The Fund’s investments include small-, medium- and large-capitalization companies. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant (as defined below) and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
Strategy Portfolio Concentration [Text]	The Fund will invest at least 25% of its total assets in companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.